Consolidated Balance Sheets (Parentheticals) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, accumulated depreciation and amortization (in Dollars)	$ 474,956	$ 429,804	$ 356,084
Licenses, accumulated amortization (in Dollars)	$ 236,355	$ 228,856	$ 208,993
Prеfеrrеd stock, par valuе (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Prеfеrrеd stock, sharеs authorizеd	10,000,000	10,000,000	10,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	40,000,000	40,000,000
Common stock, shares issued	21,666,610	18,733,277	16,442,611
Common stock, shares outstanding	21,666,610	18,733,277	16,442,611
Series A Convertible Preferred Stock [Member]
Prеfеrrеd stock, sharеs authorizеd		2,200
Prеfеrrеd stock, statеd valuе (in Dollars per share)	$ 1,000	$ 1,000	$ 1,000
Prеfеrrеd stock, sharеs issuеd	788	788	0
Prеfеrrеd stock, sharеs outstanding	788	788	0